Revenues	12 Months Ended
Dec. 31, 2021
Revenues.
Revenues
6.	Revenues

Revenues by product line:

The company’s revenues are generated primarily from the following:

	2021	2020
	$	$
Revenue from contracts with customers by product line:
PUREVAP™	6,138,111	4,163,059
DROSRITE™	7,940,771	9,976,696
Development and support related to systems supplied to the U.S. Navy	7,522,809	1,425,883
Torch related sales	2,084,511	1,452,455
Biogas upgrading and pollution controls	6,800,090	—
Other sales and services	582,058	756,936
	31,068,350	17,775,029

The following is a summary of the Company’s revenues by revenue recognition method:

	2021	2020
	$	$
Revenue from contracts with customers:
Sales of goods under long-term contracts recognized over time	25,918,594	12,432,666
Sales of goods at a point of time	1,533,910	1,730,273
Other revenue:
Sale of intellectual properties (i)	3,615,846	3,612,090
	31,068,350	17,775,029

See note 32 for sales by geographic area.

(i)	Sale of intellectual properties

During the year, the Company sold intellectual property to a subsidiary of a company in which it holds a strategic investment for a non-refundable fee of $3.3 million. Under the terms of the sale agreement, control of the intellectual property was transferred to the purchaser and the Company has no obligation to undertake activities that will significantly affect the intellectual property. The terms of the agreement also include royalty payments based on the percentage of sales.  No royalty income was recognized at the time of the transaction.

In September 2020, the Company sold intellectual property to a subsidiary of a company in which it holds a strategic investment for a non-refundable fee of $2.4 million. Under the terms of the sale agreement, control of the intellectual property was transferred to the purchaser and the Company has no obligation to undertake activities that will significantly affect the intellectual property. The terms of the agreement also include additional variable consideration that can be received based on the greater of 10% of sales made by the purchaser, and minimum royalties of $50,000 in 2021, $100,000 in 2022, $150,000 in 2023, and $200,000 in 2024 and every year thereafter (see note 11). The Company has also amended a previous agreement with a company in which it holds a strategic investment to reinstate minimum royalties that were previously waived by the Company related to a sale of intellectual property that occurred in 2016. The terms of this agreement also include additional variable consideration that can be received based on the greater of 10% of sales made by the purchaser, and minimum royalties of $200,000 in 2021 and $250,000 in 2022 and every year thereafter (see note 12).

6.	Revenues (continued)

The Company only recognizes variable consideration, including minimum royalties, arising from these agreements in the period(s) when it is highly probable that a reversal will not occur when the uncertainty associated with the variable consideration is subsequently resolved. Minimum royalties are recognized for the period the Company evaluates the collectability of the minimum royalties is probable, which the Company has estimated over four years.

Transaction price allocated to remaining performance obligations

As at December 31, 2021, revenue expected to be recognized in the future related to performance obligations that are unsatisfied (or partially satisfied) at the reporting date is $43,458,148 (2020 - $29,999,009). Revenue will be recognized as the Company satisfies its performance obligations under long-term contracts, which is expected to occur over the next 3 years.